Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss Per Share

22. LOSS PER SHARE

Basic loss per share is calculated by dividing net loss for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year.

As the Company had losses in all three periods, potential issuable ordinary shares from Management Stock Options, Employee Stock Options, RSU plans and Warrants are not dilutive (losses per share would be less and anti-dilution would exist). Hence, these shares are not considered in the calculation of losses per diluted share.

Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Loss for the year	(103,195)	(151,792)	(112,071)
Dilutive effects on earnings per share	—	—	—
Total loss for basic and diluted earnings per share	(103,195)	(151,792)	(112,071)

Number of shares	December 31, 2025	December 31, 2024 (*)	December 31, 2023 (*)
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	154,115	11,562	9,384

(In Euros)	December 31, 2025	December 31, 2024	December 31, 2023
Basic and diluted losses per share	(0.67)	(13.13)	(11.94)

(*) As a consequence of the reverse stock split described in Note 15, and in accordance with IAS 33, the Company has restated the comparative information.